Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss (Tables)	6 Months Ended
Jun. 30, 2020
Non trading financial assets mandatory at fair value through profit or loss Abstract
Table of Non trading financial assets mandatory at fair value through profit or loss
Non-trading financial assets mandatorily at fair value through profit or loss (Millions of Euros)
	Notes	June 2020	December 2019
Equity instruments	6.2.2	4,058	4,327
Debt securities	6.2.2	250	110
Loans and advances to customers	6.2.2	690	1,120
Total		4,998	5,557